Subsequent Event (Details Narrative)	Nov. 06, 2018 $ / shares shares	Sep. 27, 2018 shares	Jul. 31, 2019 USD ($)	Jul. 31, 2019 CAD ($)
Redabe Holdings Inc. Loan [Member] | Subsequent Event [Member]
Debt amount			$ 133,633
Committed amount of debt			$ 133,633
Redabe Holdings Inc. Loan [Member] | Subsequent Event [Member] | CAD [Member]
Debt amount				$ 175,000
Committed amount of debt				$ 175,000
Merritt Valley Cannabis Company [Member] | Letter of Intent [Member]
Shares to be issued, acquisitions | shares		8,100,000
Merritt Valley Cannabis Company [Member] | Share Exchange Agreement [Member]
Shares to be issued, acquisitions | shares	8,100,000
Stock price per share | $ / shares	$ 0.001